15. Non-financial assets and liabilities (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Non-current other non-financial liabilities	$ 468,695	$ 635,162
Current other non-financial liabilities	659,668	476,785
VAT payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Non-current other non-financial liabilities	448,712	613,363
Current other non-financial liabilities	569,005	385,846
Turnover tax payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	6,335	8,982
Income tax withholdings payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	26,312	19,666
Concession fees and royalties
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	17,102	8,767
Tax on bank account transactions payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Non-current other non-financial liabilities	19,983	21,799
Current other non-financial liabilities	39,557	41,096
Other
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	$ 1,357	$ 12,428